Note 26 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer, Excluding Assessed Tax	$ 4,822,024	$ 4,335,141
Total long-lived assets	398,507	390,565
Total long-lived assets	4,107,342	3,712,113
UNITED STATES
Revenue from Contract with Customer, Excluding Assessed Tax	2,575,616	2,362,420
Total long-lived assets	2,266,500	2,293,362
CANADA
Revenue from Contract with Customer, Excluding Assessed Tax	632,290	432,176
Total long-lived assets	606,803	110,195
Euro Currency Countries [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	411,664	404,158
Total long-lived assets	340,178	368,198
AUSTRALIA
Revenue from Contract with Customer, Excluding Assessed Tax	304,394	284,471
Total long-lived assets	124,401	114,754
UNITED KINGDOM
Revenue from Contract with Customer, Excluding Assessed Tax	311,882	266,487
Total long-lived assets	497,591	526,669
POLAND
Revenue from Contract with Customer, Excluding Assessed Tax	100,470	91,410
Total long-lived assets	3,198	3,355
CHINA
Revenue from Contract with Customer, Excluding Assessed Tax	84,560	87,509
Total long-lived assets	10,362	8,073
INDIA
Revenue from Contract with Customer, Excluding Assessed Tax	75,569	61,013
Total long-lived assets	45,471	48,658
Other Geographic Locations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	325,579	345,497
Total long-lived assets	$ 212,838	$ 238,849